Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Apr. 04, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Required Tabular Disclosure of Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The following table sets forth information concerning Compensation Actually Paid (“CAP”) to our PEOs and non-PEO NEOs versus our total shareholder return (“TSR”) and net income (loss) performance results for the fiscal years ended March 31, 2025, 2024, and 2023. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term CAP is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “—Narrative to Summary Compensation Table” section above.

Year	Summary compensation table total for Former PEO(1) ($)	Compensation actually paid to Former PEO(1) ($)	Summary compensation table total for Current PEO(2) ($)	Compensation actually paid to Current PEO(2) ($)	Average summary compensation table total for non-PEO NEOs(3) ($)	Average compensation actually paid to non- PEO NEOs(3) ($)	Value of initial fixed $100 investment based on: Total shareholder return (TSR)(4) ($)	Net income (loss) ($ in 000s)(5)
March 31, 2025	—	—	1,074,621	744,663	421,563	360,827	31.15	(9,568)
March 31, 2024	631,027	631,027	987,630	1,224,297	428,593	718,671	46.79	(12,853)
March 31, 2023	1,132,202	705,403	511,743	454,640	504,564	596,611	37.70	(42,429)

(1)	This column corresponds to Jan D’Alvise, who served as PEO through April 4, 2023.
(2)	This column corresponds to Mr. Kohli, who assumed the PEO role effective April 4, 2023.
(3)
For the fiscal year ended March 31, 2025, the non-PEO NEOs were Amresh Kumar and Carrie D’Andrea. For the fiscal year ended March 31, 2024, the non-PEO NEOs were Amresh Kumar, Carrie D’Andrea, Pierre Lemieux and Brian Ford. For the fiscal year ended March 31, 2023, the non-PEO NEOs were George Kottayil, Brian Ford and Pierre Lemieux.

(4)
Our TSR for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point (March 31, 2022) on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(5)	Net loss is as reported in our consolidated financial statements.
The 2025 CAP to our PEOs and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	Current PEO ($)	Average of Non-PEO NEOs ($)
Total Reported in 2025 SCT	1,074,621	421,563
Less: value of equity award reported in the SCT	(324,621)	(49,763)
Add: year-end value of equity awards granted in 2025 that are unvested and outstanding	160,689	24,633
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(133,462)	(26,690)
Add: fair market value of equity awards granted in 2025 and that vested in 2025	81,126	12,436
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2025	(113,690)	(21,352)
Compensation Actually Paid for 2025	744,663	360,827

Named Executive Officers, Footnote
(1)	This column corresponds to Jan D’Alvise, who served as PEO through April 4, 2023.
(2)	This column corresponds to Mr. Kohli, who assumed the PEO role effective April 4, 2023.
(3)
For the fiscal year ended March 31, 2025, the non-PEO NEOs were Amresh Kumar and Carrie D’Andrea. For the fiscal year ended March 31, 2024, the non-PEO NEOs were Amresh Kumar, Carrie D’Andrea, Pierre Lemieux and Brian Ford. For the fiscal year ended March 31, 2023, the non-PEO NEOs were George Kottayil, Brian Ford and Pierre Lemieux.

Adjustment To PEO Compensation, Footnote
The 2025 CAP to our PEOs and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	Current PEO ($)	Average of Non-PEO NEOs ($)
Total Reported in 2025 SCT	1,074,621	421,563
Less: value of equity award reported in the SCT	(324,621)	(49,763)
Add: year-end value of equity awards granted in 2025 that are unvested and outstanding	160,689	24,633
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(133,462)	(26,690)
Add: fair market value of equity awards granted in 2025 and that vested in 2025	81,126	12,436
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2025	(113,690)	(21,352)
Compensation Actually Paid for 2025	744,663	360,827

Non-PEO NEO Average Total Compensation Amount		$ 421,563		$ 428,593	$ 504,564
Non-PEO NEO Average Compensation Actually Paid Amount		$ 360,827		718,671	596,611
Adjustment to Non-PEO NEO Compensation Footnote
The 2025 CAP to our PEOs and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	Current PEO ($)	Average of Non-PEO NEOs ($)
Total Reported in 2025 SCT	1,074,621	421,563
Less: value of equity award reported in the SCT	(324,621)	(49,763)
Add: year-end value of equity awards granted in 2025 that are unvested and outstanding	160,689	24,633
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(133,462)	(26,690)
Add: fair market value of equity awards granted in 2025 and that vested in 2025	81,126	12,436
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2025	(113,690)	(21,352)
Compensation Actually Paid for 2025	744,663	360,827

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 31.15		46.79	37.7
Net Income (Loss)		$ (9,568,000)		(12,853,000)	$ (42,429,000)
PEO Name	Jan D’Alvise	Mr. Kohli	Mr. Kohli		Jan D’Alvise
Jan D’Alvise [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0		631,027	$ 1,132,202
PEO Actually Paid Compensation Amount		0		631,027	705,403
Mr. Kohli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,074,621		987,630	511,743
PEO Actually Paid Compensation Amount		744,663		$ 1,224,297	$ 454,640
PEO | Mr. Kohli [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(324,621)
PEO | Mr. Kohli [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		160,689
PEO | Mr. Kohli [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(133,462)
PEO | Mr. Kohli [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		81,126
PEO | Mr. Kohli [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(113,690)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(49,763)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,633
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,690)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,436
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (21,352)